Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	AEG
Entity Registrant Name	AEGON NV
Entity Central Index Key	0000769218
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Common shares
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	NL
Document Shell Company Report	false
Entity File Number	1-10882
Entity Address, Address Line One	Aegonplein 50, PO Box 85
Entity Address, Postal Zip Code	2501 CB
Entity Address, City or Town	The Hague
Entity Incorporation, State or Country Code	P7
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Accountants N.V.
Auditor Firm ID	1395
Auditor Location	Amsterdam, the Netherlands
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	NL
Entity Address, Address Line One	Aegonplein 50
Entity Address, Postal Zip Code	2501 CB
Contact Personnel Name	J.H.P.M. van Rossum
Contact Personnel Email Address	Jurgen.vanRossum@aegon.com
Country Region	31
City Area Code	70
Local Phone Number	3445458
Entity Address, City or Town	The Hague
Common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,106,313,195
Common share B [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	568,839,440